Subsequent events - Narrative (Details) shares in Thousands, R$ in Thousands, $ in Millions	Oct. 31, 2023 BRL (R$)	Oct. 31, 2023 COP ($)	Jul. 31, 2023 BRL (R$)	Jun. 30, 2023 BRL (R$)	Jun. 30, 2023 $ / shares	May 26, 2023 shares	Feb. 28, 2023 BRL (R$)	Jul. 29, 2022 BRL (R$)	Jun. 30, 2022 BRL (R$)	Jun. 30, 2021 BRL (R$)	Jun. 30, 2020 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Total borrowings				R$ 965,475					R$ 710,552	R$ 242,404	R$ 168,571
Consideration transferred				302,468					326,598	566,771
Cash paid				R$ 127,547					R$ 206,672	R$ 374,433
Par value per share (in usd per share) | $ / shares					$ 0.001
Restricted Share Units (RSU)
Disclosure of non-adjusting events after reporting period [line items]
Outstanding (in shares) | shares						1,634,852
Additional Financing Agreements | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Current Index	16.60%	16.60%
Additional Financing Agreements | CDI rate
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	R$ 1,250,700
Additional Financing Agreements | CDI rate | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Current Index	1.80%	1.80%
Additional Financing Agreements | CDI rate | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Current Index	3.04%	3.04%
Additional Financing Agreements | IBR Rate
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | $		$ 24,244.1
Additional Financing Agreements | IBR Rate | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Current Index	3.20%	3.20%
Additional Financing Agreements | IBR Rate | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Current Index	5.60%	5.60%
Referencia Agro
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired							70.00%
Consideration transferred							R$ 102,112	R$ 102,112
Cash paid								R$ 67,112
Deferred consideration payable							R$ 35,000
Referencia Agro | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			66.57%
Cash paid			R$ 67,112